CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Cash Flows from Operating Activities:
Net income (loss)	$ 32,748,467	$ (11,854)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Formation and offering cost paid by related parties		10,000
Investment income earned on investment held in Trust Account	(242,069)
Change in fair value of derivative warrant liabilities	(42,471,781)
Changes in operating assets and liabilities:
Prepaid expenses	467,700	1,854
Accounts payable and accrued expenses	6,183,095
Net Cash Used In Operating Activities	(3,314,588)
Cash Flows From Financing Activities:
Proceeds from Sponsor note	4,300,000
Repayment of advances from Sponsor	(371,767)
Net Cash Provided By Financing Activities	3,928,233
Net change in cash	613,645
Cash at beginning of period	257,872	0
Cash at end of period	$ 871,517	0
Supplemental disclosure of non-cash financing activities:
Deferred offering costs included in accrued offering costs		625,839
Deferred offering costs paid by related party		$ 345,910